Securian Funds Trust
Supplement dated August 5, 2021, to the Prospectus of Securian Funds Trust, dated May 1, 2021 (the “Prospectus”), and the Statement of Additional Information of Securian Funds Trust, dated May 1, 2021 (the “SAI”).

1.	Fund Name Changes
On April 30, 2021, Macquarie Group Limited (“Macquarie”) completed a transaction whereby Macquarie acquired Waddell & Reed Financial, Inc. (“WDR”), the parent company of Ivy Investment Management Company (“IICO”), the prior investment sub-adviser
of the SFT Ivy
SM
Growth Fund and SFT Ivy
SM
Small Cap Growth Fund (each, a “Fund,” and together, the “Funds”) (the “Transaction”). The Transaction constituted a change of control of IICO. As a result of the change of control effected by the Transaction and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment sub-advisory
agreement between IICO and Securian Asset Management, Inc. (“Securian AM” or the “Adviser”) with respect to the Funds was automatically terminated on that date. On March 31, 2021, the Board of Trustees of the Trust voted unanimously to approve a new investment sub-advisory
agreement between the Adviser and Delaware Investments Fund Advisers (“DIFA”), a series of Macquarie Investment Management Business Trust, which is currently in effect with respect to the Funds.
Effective July 1, 2021, all of the funds that were previously part of the Ivy Funds Complex (the “Legacy Ivy Funds”)
co-branded
with the Delaware name to denote the integration of the Legacy Ivy Funds into the Delaware Funds
®
by Macquarie fund family. To ensure the Funds’ names remain aligned with the new naming convention of the Legacy Ivy Funds, on July 29, 2021 the Board of Trustees of the Trust voted unanimously to approve changing the names of the Funds, effective as of August 1, 2021, from the SFT Ivy
SM
Growth Fund to the SFT Delaware Ivy
SM
Growth Fund and the SFT Ivy
SM
Small Cap Growth Fund to the SFT Delaware Ivy
SM
Small Cap Growth Fund.
In the Prospectus and SAI, all references to “SFT Ivy
SM
Growth Fund” are replaced with “SFT Delaware Ivy
SM
Growth Fund” and all references to “SFT Ivy
SM
Small Cap Growth Fund” are replaced with “SFT Delaware Ivy
SM
Small Cap Growth Fund.”

2.	Current Trustees and Executive Officers
Effective July 1, 2021, David M. Kuplic, President of the Trust, retired from his respective positions with Securian AM, Securian Financial Group, Inc., Minnesota Life Insurance Company, and Securian Life Insurance Company (collectively, the “Securian Companies”). On July 1, 2021, Sean M. O’Connell succeeded Mr. Kuplic as President and Director of Securian AM. Notwithstanding his retirement from the Securian Companies, Mr. Kuplic has agreed to remain the President of the Trust. On July 29, 2021, the Independent Trustees of the Board of Trustees of the Trust voted unanimously to approve compensation for Mr. Kuplic for his service as a trustee following his retirement from the Securian Companies in an amount consistent with the compensation calculation table set forth on page 56 of the SAI.
Effective August 1, 2021, Gary M. Kleist retired from his positions as Senior Vice President, Chief Financial Officer and Chief Operating Officer of Securian AM, as well as from the remainder of his respective positions with the Securian Companies. As part of his retirement, Mr. Kleist resigned as a Vice President and as the Treasurer of the Trust, also effective as of August 1, 2021. On August 1, Michael T. Steinert, Chief Compliance Officer of the Trust, was appointed as the Chief Operating Officer and Treasurer of Securian AM, roles previously held by Mr. Kleist. To fill the vacancy caused by Mr. Kleist’s retirement, the Board of Trustees of the Trust voted unanimously to approve the appointment of Kevin L. Ligtenberg as a Vice President of the Trust, and elected Mr. Ligtenberg as Treasurer of the Trust, effective as of August 1, 2021. Mr. Ligtenberg is Vice President, Director of Investment Operations of Securian Asset Management, Inc.

I.	The section and table captioned “Current Trustees and Executive Officers” beginning on page 53 and continuing through page 55 of the SAI is restated in its entirety as follows:
Current Trustees and Executive Officers. Set forth in the following table are the names and certain biographical information on each current Trust trustee and certain Trust officers. Only executive officers and other officers who perform policy-making functions with the Trust are listed. None of the trustees is a director or trustee of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Trust. Each trustee oversees all twelve Funds in the Trust and serves for an indefinite term, until his or her resignation, death or removal.

Name, Address 1 and Age	Position with Trust and Length of Time Served 2	Principal Occupation(s) During Past 5 Years
Independent Trustees
Julie K. Getchell Age 66	Trustee since October 21, 2011	Retired; Senior Financial Consultant Cargill, 2009 to 2012; Chief Financial Officer, LaCrosse Global Fund Services, 2007 to 2009; Senior Managing Director, Black River Asset Management, 2005 to 2007; Consultant, Black River Asset Management, 2004 to 2005; Chief Financial Officer, Prestige Resorts & Destinations, 2001 to 2003; Chief Operating Officer, Insight Investment Management, Inc., 1996 to 2000; Chief Financial Officer, Insight Investment Management, Inc., 1991 to 1996; Chartered Financial Analyst; CPA - inactive
Linda L. Henderson Age 72	Trustee since January 25, 2007	Retired; Professional Advisor, Carlson School of Management, working with faculty and MBA students managing Carlson Growth Fund; Semi-retirement, 2004 to 2007; RBC Wealth Management, (formerly Dain Bosworth and Dain Rauscher) 1985 to 2004; Director of Fixed Income Research and Strategies 2000 to 2004; Director of Retail Fixed Income, 1996 to 2000; Director of Financial Services, 1994 to 1996; Manager of Investment Group, 1992 to 1994; Consultant, Investment Management Group, 1991 to 1992; Investment Executive, 1985 to 1991; Assistant Professor of Business Administration/Finance, University of Wisconsin-River Falls, 1980 to 1985; Chartered Financial Analyst
William C. Melton Age 73	Trustee since April 25, 2002	Retired; member, State of Minnesota Council of Economic Advisors from 1988 to 1994 and again from 2010 to the present; various senior positions at American Express Financial Advisors (formerly Investors Diversified Services and, thereafter, IDS/American Express) from 1982 through 1997, including Chief Economist and, thereafter, Chief International Economist

Name, Address 1 and Age	Length of Time Served 2	Principal Occupation(s) During Past 5 Years
Interested Trustee

David M. Kuplic Age 63	Trustee since October 27, 2016	Retired; President and Director, Securian Asset Management, Inc. from November 2017 to June 2021; Executive Vice President and Director, Securian Asset Management, Inc. from July 2007 to November 2017; Senior Vice President, Securian Financial Group, Inc. from June 2007 to June 2021; Senior Vice President, Minnesota Life Insurance Company from June 2007 to June 2021; Senior Vice President, Securian Life Insurance Company from June 2007 to June 2021

Other Executive Officers 3
David M. Kuplic Age 63	President since July 28, 2011	Retired; President and Director, Securian Asset Management, Inc. from November 2017 to June 2021; Executive Vice President and Director, Securian Asset Management, Inc. from July 2007 to November 2017; Senior Vice President, Securian Financial Group, Inc. from June 2007 to June 2021; Senior Vice President, Minnesota Life Insurance Company from June 2007 to June 2021; Senior Vice President, Securian Life Insurance Company from June 2007 to June 2021

Kevin L. Ligtenberg Age 48	Vice President and Treasurer since August 1, 2021	Vice President, Director of Investment Operations, Securian Asset Management, Inc. since August 2021; Director of Investment Operations, Securian Asset Management, Inc. from May 2021 to July 2021; Manager of Investment Operations, Securian Asset Management, Inc. from March 2013 to May 2021

Christopher B. Owens Age 44	Vice President since January 30, 2020	Second Vice President – Retail Life and Annuity Sales Securian Financial Group, Inc. since June 2018; National Sales Vice President – Retail Life and Annuity Sales, Securian Financial Group, Inc. from October 2011 to June 2018

Paul Jason Thibodeaux Age 41	Secretary since March 31, 2021	Senior Investment Counsel, Securian Asset Management, Inc. since January 2018; Attorney, Gray Plant Mooty (n/k/a Lathrop GPM, LLP) from 2014 to 2018

(1)	Unless otherwise noted, the address of each trustee and officer is the address of the Trust: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)	Dates reflect when the person became a director or officer of Advantus Series Fund, the predecessor to the Trust.

(3)
Although not a corporate officer of the Trust, Michael T. Steinert, born in 1975, has served as the Trust’s Chief Compliance Officer since August 2017. Mr. Steinert is also Senior Vice President, Chief Operating Officer, Treasurer, and Chief Compliance Officer of Securian Asset Management, Inc.

Each of the current members of the Trust’s Board of Trustees was nominated by the Trust’s Governance Committee pursuant to the Guidelines. In addition to having an excellent reputation in the community, each is literate in business and financial matters as they relate to investment companies but in different ways that contribute to the board’s diversity and strength.
Ms. Getchell’s professional experience with financial and investment matters, including as the Chief Financial Officer of several financial firms and with some of the largest asset management firms in the United States, enables her to provide valuable insight and experience regarding both internal and external issues facing mutual funds and their managers. Her experiences also allow her to serve as the Trust’s designated Audit Committee Financial Expert.
Ms. Henderson’s professional and academic experience with fixed income securities provides perspective to the Board’s role in overseeing the Trust’s investment portfolios, many of which focus on fixed income securities.
Dr. Melton’s background as an economist, including as the Chief Economist for one of the largest asset management firms in the United States and in various other economic consulting capacities, provides valuable insight and experience regarding both internal and external issues facing mutual funds and their managers.
Mr. Kuplic’s investment management experience, including in his previous roles as President and Director of Securian AM, from November 2017 to June 2021, Executive Vice President and Director of Securian AM, from July 2007 to November 2017, and President of Securian Funds Trust, since July of 2011, has given him intimate familiarity with the Trust, its Funds, and their operations and enables him to provide valuable perspective on investment management and fund administration.

II.	The section captioned “Compensation and Fees” on page 56 of the SAI is restated in its entirety as follows:
Compensation and Fees
.
No compensation is paid by the Trust to any of its officers or trustees who is currently affiliated with Securian AM. The Trust does, however, pay compensation to its Chief Compliance Officer, who is not a corporate officer of the Trust but is affiliated with Securian AM. Trustees who are not currently affiliated with Securian AM receive compensation in connection with the Trust as follows:

Annual Retainer	$60,000
Fee per in-person or 2 hour or longer telephonic board meeting	4,500
Fee per in-person or 2 hour or longer telephonic committee meeting	2,000	*
Fee per telephonic board or committee meeting if less than 2 hours in duration	1,000

* No separate fee will be paid for committee meetings of 30 minutes or less that are adjacent to an in-person board meeting.

During the fiscal year ended December 31, 2020, each Trustee was compensated by Securian Funds Trust in accordance with the following table:

	Aggregate Compensation from Securian Funds Trust	Pension or Retirement Benefits Accrued as Part of Securian Funds Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Securian Funds Trust and other Funds in Same Complex Paid to Trustees

Independent Trustees
Julie K. Getchell	$85,000	n/a	n/a	n/a
Linda L. Henderson	$85,000	n/a	n/a	n/a
William C. Melton	$85,000	n/a	n/a	n/a

Interested Trustees
David M. Kuplic (1)	n/a	n/a	n/a	n/a

(1)
Because David M. Kuplic was an officer of Securian AM during the fiscal year that ended December 31, 2020, he did not receive compensation directly from the Trust for his service as a trustee. Effective July 1, 2021, Mr. Kuplic retired from his respective positions with Securian AM, Securian Financial Group, Inc., Minnesota Life Insurance Company, and Securian Life Insurance Company (collectively, the “Securian Companies”), and is no longer employed by or affiliated with Securian AM. On July 29, 2021, the Independent Trustees of the Board of Trustees of the Trust voted unanimously to approve compensation for Mr. Kuplic for his service as a trustee following his retirement from the Securian Companies, in an amount consistent with the compensation calculation table set forth above.

3.	Management of Securian Asset Management, Inc.
Effective July 1, 2021, David M. Kuplic, President of the Trust, retired from his positions as President and Director of Securian AM and from the remainder of his respective positions with the Securian Companies. On July 1, 2021, Sean M. O’Connell succeeded Mr. Kuplic as President and Director of Securian AM.
Effective August 1, 2021, Gary M. Kleist retired from his positions as Senior Vice President, Chief Financial Officer and Chief Operating Officer of Securian AM, as well as from the remainder of his respective positions with the Securian Companies. On August 1, Michael T. Steinert, Chief Compliance Officer of the Trust, was appointed as the Chief Operating Officer and Treasurer of Securian AM, roles previously held by Mr. Kleist. Mr. Steinert remains the Chief Compliance Officer of Securian AM.

III.	The section captioned “CONTROL AND MANAGEMENT OF SECURIAN AM AND SECURIAN FINANCIAL” beginning on page 57 and continuing through page 58 of the SAI is restated in its entirety as follows:
CONTROL AND MANAGEMENT OF SECURIAN AM AND SECURIAN FINANCIAL
Securian AM was incorporated in Minnesota in June 1994, and is an affiliate of Minnesota Life. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named “Minnesota Life Insurance Company”. All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named “Securian Financial Group, Inc.”, which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named “Securian Holding Company”, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Securian AM and Securian Financial are also wholly-owned subsidiaries of Securian Financial Group, Inc.

Sean M. O’Connell is President and Director of Securian AM. Michael T. Steinert, Chief Compliance Officer of the Trust, is Senior Vice President, Chief Operating Officer, Treasurer, and Chief Compliance Officer of Securian AM.
Please retain this supplement for future reference.

F97010
08-2021